Investment Securities - Sale proceeds and gross realized gains and losses on the sale of securities available for sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Sale proceeds from sale of available for sale securities		$ 5,308
Gross realized gains	$ 0	0
Gross realized losses		(27)
Net realized gains (losses)		$ (27)